Note 4 - Notes Payable	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Debt Disclosure [Abstract]
Debt
Note 4 – Note Payable

Note payable consisted of the following:

	June 30, 2013	March 31, 2013
Note payable, issued July 2, 2012, with interest at 8% per annum, with principal and interest due on July 2, 2013; the note, including all accrued interest, has subsequently been converted	$15,000	$15,000
	$15,000	$15,000

Note 4 – Notes Payable

Notes payable consist of the following:

	March 31, 2013	March 31, 2012

Note payable, issued January 13, 2012, with interest at 8% per annum, with principal and interest extinguished on January 13, 2013	$-	$5,000

Note payable, issued January 18, 2012, with interest at 8% per annum, with principal and interest extinguished on January 18, 2013	-	3,000

Note payable, issued January 19, 2012, with interest at 8% per annum, with principal and interest extinguished on January 19, 2013	-	3,000

Note payable, issued January 20, 2012, with interest at 8% per annum, with principal and interest extinguished on January 20, 2013	-	10,000

Note payable, issued July 2, 2012, with interest at 8% per annum, with principal and interest extinguished on July 2, 2013 and is currently past due	15,000	-

	$15,000	$21,000